RISK MANAGEMENT (Details 8) - Banking Book [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
FX Position	$ (88,900,075)	$ (684,938)	$ (52,231)
CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
CLF Position	$ 877,152	$ 1,118,526	$ 448,256